Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting				₺ 1,178,411				₺ 1,542,588
Net derivative financial assets (liabilities) used for trading				663,325				1,941,240
Participating cross currency swap contracts [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €			€ 53,380				€ 66,700
Net derivative financial assets (liabilities) used for trading				254,040				399,960
Maturity, Trading	April 2026	April 2026
Participating cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | $					$ 165,478				$ 206,770
Net derivative financial assets (liabilities) used for hedge accounting				560,982				860,068
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 10,061	₺ 876,842
Net derivative financial assets (liabilities) used for trading, notional | $					27,000				36,000
Net derivative financial assets (liabilities) used for trading				75,051				96,738
Maturity, Trading	November 2025	November 2025
Participating cross currency swap contracts one [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | €			233,600				300,200
Net derivative financial assets (liabilities) used for hedge accounting				203,017				287,056
Maturity date, Derivatives used for hedging	October 2025
Hedge ratio, Derivatives used for hedging	1	1
Change in intrinsic value of outstanding hedging instruments	₺ (7,288)	₺ 1,582,531
Participating cross currency swap contracts two [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | €			50,711				63,365
Net derivative financial assets (liabilities) used for hedge accounting				53,612				79,577
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging	1	1
Change in intrinsic value of outstanding hedging instruments	₺ (175)	₺ 129,104
Cross currency swap contracts [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €							24,000
Net derivative financial assets (liabilities) used for trading								277,451
Maturity, Trading		December 2022
Cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $					18,858				36,572
Net derivative financial assets (liabilities) used for trading				243,287				467,952
Maturity, Trading	March 2023 - November 2025	March 2023 - November 2025
Cross currency swap contracts [member] | CNY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | ¥						¥ 108,148				¥ 135,134
Net derivative financial assets (liabilities) used for hedge accounting				256,943				387,047
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 73,799	₺ 224,672
Net derivative financial assets (liabilities) used for trading, notional | ¥						25,883				¥ 32,342
Net derivative financial assets (liabilities) used for trading				57,482				83,518
Maturity, Trading	April 2026	April 2026
Interest rate swap contract [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €							€ 35,000
Net derivative financial assets (liabilities) used for trading								19,352
Maturity, Trading		September 2028
Interest rate swap contract [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | $					120,105				150,075
Net derivative financial assets (liabilities) used for hedge accounting				103,857				(71,160)
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging	1	1
Net derivative financial assets (liabilities) used for trading, notional | $					53,380
Net derivative financial assets (liabilities) used for trading				(791)
Maturity, Trading	April 2026
FX swap contract | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $					357,451				200,000
Net derivative financial assets (liabilities) used for trading				(3,980)				317,868
Maturity, Trading	January 2023	January 2022
FX swap contract | CNY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | ¥						¥ 148,422
Net derivative financial assets (liabilities) used for trading				1,864
Maturity, Trading	January 2023
Currency forward contracts | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €			€ 26,900
Net derivative financial assets (liabilities) used for trading				28,699
Maturity, Trading	February 2023 - April 2023
Currency forward contracts | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $					$ 377,435				$ 175,000
Net derivative financial assets (liabilities) used for trading				₺ 7,673				₺ 278,401
Maturity, Trading	January 2023 - June 2023	January 2022 - March 2022